Related Party Relationships and Transactions - Summary of List of Other Related Parties (Detail)	12 Months Ended
Mar. 31, 2025
Azim Premji Foundation [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Foundation
Nature of the related parties	Entity controlled by Promoters
Azim Premji Foundation for Development [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Foundation for Development
Nature of the related parties	Entity controlled by Promoters
Hasham Traders [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Hasham Traders
Nature of the related parties	Entity controlled by Promoters
Prazim Traders [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Prazim Traders
Nature of the related parties	Entity controlled by Promoters
Zash Traders [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Zash Traders
Nature of the related parties	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Hasham Investment and Trading Co. Pvt. Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Philanthropic Initiatives Pvt. Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Trust
Nature of the related parties	Entity controlled by Promoters
Azim Premji Trustee Company Pvt Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Trustee Company Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Safe Deposit Pvt Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Safe Deposit Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Hasham Premji Pvt Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Hasham Premji Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
PI Opportunities Fund I [member]
Disclosure of transactions between related parties [line items]
Name of the related party	PI Opportunities Fund I
Nature of the related parties	Entity controlled by Promoters
PI Opportunities Fund II [member]
Disclosure of transactions between related parties [line items]
Name of the related party	PI Opportunities Fund II
Nature of the related parties	Entity controlled by Promoters
Apex Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Apex Trust
Nature of the related parties	Entity controlled by Promoters
Napean Trading and Investment Company (Singapore) Pte Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Napean Trading and Investment Company (Singapore) Pte Ltd
Nature of the related parties	Entity controlled by Promoters
Pioneer Private Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Pioneer Private Trust
Nature of the related parties	Entity controlled by Promoters
Pioneer Investment Fund [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Pioneer Investment Fund
Nature of the related parties	Entity controlled by Promoters
Azim Premji Trust Services Pvt Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Trust Services Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Pl International Holdings LLC [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Pl International Holdings LLC
Nature of the related parties	Entity controlled by Promoters
Azim Premji Custodial & Management Service Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Custodial & Management Service Private Limited
Nature of the related parties	Entity controlled by Promoters
Azim Premji Education Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji Education Trust
Nature of the related parties	Entity controlled by Promoters
Prazim Trading & Investment Company Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Prazim Trading & Investment Company Private Limited
Nature of the related parties	Entity controlled by Promoters
Nina Investment & Estates Pvt. Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Nina Investment & Estates Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Varsha Investment & Estates Pvt. Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Varsha Investment & Estates Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Bharti Investment & Estates Pvt. Ltd.[member]
Disclosure of transactions between related parties [line items]
Name of the related party	Bharti Investment & Estates Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Napean Opportunities LLP [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Napean Opportunities LLP
Nature of the related parties	Entity controlled by Promoters
Best Value Chem Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Best Value Chem Private Limited
Nature of the related parties	Entity controlled by Promoters
PI Investment Advisory LLP [member]
Disclosure of transactions between related parties [line items]
Name of the related party	PI Investment Advisory LLP
Nature of the related parties	Entity controlled by Promoters
WEPL Family Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	WEPL Family Trust
Nature of the related parties	Entity controlled by Promoters
Hygienic Research Institute Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Hygienic Research Institute Private Limited
Nature of the related parties	Entity controlled by Promoters
S.B. Packagings Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	S.B. Packagings Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Wipro Enterprises (P) Limited and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Enterprises (P) Limited and its subsidiaries
Nature of the related parties	Entity controlled by Promoters
Financial Software and Systems Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Financial Software and Systems Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Wipro GE Healthcare Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro GE Healthcare Private Limited
Nature of the related parties	Joint Venture between Wipro Enterprises (P) Limited and General Electric
Wipro Cares [Member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Cares
Nature of the related parties	Entity controlled by Promoters
Azim Premji University [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim Premji University
Nature of the related parties	Entity controlled by Promoters
PI Opportunities Fund I Scheme II [member]
Disclosure of transactions between related parties [line items]
Name of the related party	PI Opportunities Fund I Scheme II
Nature of the related parties	Entity controlled by Promoters
PI Opportunities Fund AIF VLLP [member]
Disclosure of transactions between related parties [line items]
Name of the related party	PI Opportunities AIF V LLP
Nature of the related parties	Entity controlled by Promoters
Vidyaniti LLP [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Vidyaniti LLP
Nature of the related parties	Entity controlled by Promoters
Pioneer Investment Fund Scheme II [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Pioneer Investment Fund Scheme II
Nature of the related parties	Entity controlled by Promoters
Central Camera Co. Pvt. Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Central Camera Co. Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Gem Photographic (India) Pvt. Ltd [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Gem Photographic (India) Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Fab India Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Fab India Limited
Nature of the related parties	Entity with significant influence of Promoters
Amagi Media Labs Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Amagi Media Labs Private Limited
Nature of the related parties	Entity with significant influence of Promoters
ID Fresh Food India Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	ID Fresh Food India Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Finnovation Tech Solutions Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Finnovation Tech Solutions Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Shubham Housing Development Finance Company Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Shubham Housing Development Finance Company Limited
Nature of the related parties	Entity with significant influence of Promoters
Microplastics Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Microplastics Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Comfort Grid Technologies Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Comfort Grid Technologies Private Limited
Nature of the related parties	Entity with significant influence of Promoters
TI Medical Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	TI Medical Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Indiejewel Fashions Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Indiejewel Fashions Private Limited
Nature of the related parties	Entity with significant influence of Promoters
The Woodenstreet Furnitures Private Limited [Member]
Disclosure of transactions between related parties [line items]
Name of the related party	The Woodenstreet Furnitures Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Krazybee Services Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Krazybee Services Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Wipro Information Technology Limited Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Information Technology Limited Provident Fund Trust
Nature of the related parties	Post-employment benefit plans
Wipro Limited Employees Superannuation Fund (formerly known as Wipro Systems Limited Management Employees Pension Fund) [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Limited Employees Superannuation Fund (formerly known as Wipro Systems Limited Management Employees Pension Fund)
Nature of the related parties	Post-employment benefit plans
Wipro Limited Employees Gratuity Fund (formerly known as Wipro Infotech Limited Employees Gratuity Fund) [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Limited Employees Gratuity Fund (formerly known as Wipro Infotech Limited Employees Gratuity Fund)
Nature of the related parties	Post-employment benefit plans
Wipro Systems Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Systems Provident Fund Trust
Nature of the related parties	Post-employment benefit plans
Wipro Limited Management Employees Pension Fund [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Limited Management Employees Pension Fund
Nature of the related parties	Post-employment benefit plans
Wipro Limited BPO Division Employees Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Limited BPO Division Employees Superannuation Trust
Nature of the related parties	Post-employment benefit plans
Wipro Infotech Limited Management Employees Pension Fund [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Infotech Limited Management Employees Pension Fund
Nature of the related parties	Post-employment benefit plans
Wipro Limited BPO Division Employees Gratuity Trust [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Wipro Limited BPO Division Employees Gratuity Trust
Nature of the related parties	Post-employment benefit plans
Rishad A. Premji [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Rishad A. Premji
Nature of the related parties	Chairman of the Board (designated as "Executive Chairman")
Srinivas Pallia [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Srinivas Pallia
Nature of the related parties	Chief Executive Officer and Managing Director	[1]
Azim H. Premji [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Azim H. Premji
Nature of the related parties	Non-Executive, Non-Independent Director (designated as "Founder Chairman")	[2]
Paivi Rekonen [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Päivi Rekonen
Nature of the related parties	Independent Director
N. S. Kannan [member]
Disclosure of transactions between related parties [line items]
Name of the related party	N. S. Kannan
Nature of the related parties	Independent Director
Dr. Patrick J. Ennis [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Dr. Patrick J. Ennis
Nature of the related parties	Independent Director
Patrick Dupuis [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Patrick Dupuis
Nature of the related parties	Independent Director
Deepak M. Satwalekar [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Deepak M. Satwalekar
Nature of the related parties	Independent Director
Tulsi Naidu [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Tulsi Naidu
Nature of the related parties	Independent Director
Aparna C. Iyer [member]
Disclosure of transactions between related parties [line items]
Name of the related party	Aparna C. Iyer
Nature of the related parties	Chief Financial Officer

[1]	At its meeting held on April 6, 2024, the Board of Directors approved the appointment of Mr. Srinivas Pallia as the Chief Executive Officer and Managing Director of the Company with effect from April 7, 2024 for a term of five years.
[2]	Mr. Azim H. Premji is the ultimate controlling party.